INVESTMENTS IN SECURITIES (Details) (Equity securities, JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Equity securities
INVESTMENTS IN SECURITIES
Cost	¥ 107,550	¥ 107,550
Gross unrealized gain	159,300	166,050
Fair value	¥ 266,850	¥ 273,600